Condensed consolidated statements of operations - USD ($) shares in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Sales (including 2,244 and 3,950 of sales to related parties for the six months ended, June 30, 2026 and June 30, 2025, respectively)	$ 32,218	$ 30,724
Cost of sales (including purchases from related parties of 1,036 and 877 for the six months ended June 30, 2026 and June 30, 2025, respectively)	28,964	28,548
Gross margin	3,254	2,176
Selling, general and administrative expenses	1,446	1,277
Acquisition gain of Calvert	0	1,858
Operating income	1,808	2,757
Income from investments in associates, joint ventures and other investments	366	346
Gain on disposal of investments in associates, joint ventures and other investments (note 4)	302	0
Impairment of investments in associates, joint ventures and other investments (note 4)	(262)	0
Financing costs - net	(635)	2
Income before taxes	1,579	3,105
Income tax expense (note 8)	(311)	(454)
Net income (including non-controlling interests)	1,268	2,651
Net income attributable to:
Equity holders of the parent	1,258	2,598
Non-controlling interests	$ 10	$ 53
Earnings per common share (in U.S. dollar):
Basic (in USD per share)	$ 1.65	$ 3.40
Diluted (in USD per share)	$ 1.65	$ 3.38
Weighted average common shares outstanding (in millions):
Basic (in shares)	761	765
Diluted (in shares)	764	768